SHAREHOLDERS' EQUITY - Schedule of Stock by Class (Details)	Jul. 22, 2021 vote ₪ / shares shares	Dec. 31, 2021 vote shares	Jul. 22, 2021 vote $ / shares shares	Dec. 31, 2020 ₪ / shares shares
Class of Stock [Line Items]
Common stock par value (in NIS per share) | (per share)	₪ 0.01		$ 0	₪ 0.01
Preferred stock par value (in NIS per share) | (per share)	₪ 0.01		$ 0
Common stock authorized (in shares)				372,124,239
Common stock issued (in shares)				45,271,559
Common stock outstanding (in shares)				45,271,559
Preferred stock outstanding (in shares)	141,461,817		141,461,817
Total common and preferred stock, shares authorized (in shares)		1,083,417,110		560,735,059
Total common and preferred stock, shares outstanding (in shares)		317,679,746		176,070,999
Total common and preferred stock, shares issued (in shares)		317,679,746		176,070,999
Stock split, ratio	26.7017
Ordinary shares - Class A
Class of Stock [Line Items]
Common stock authorized (in shares)	188,722,998	1,000,000,000	188,722,998
Common stock issued (in shares)		234,262,636
Common stock outstanding (in shares)	47,261,181	234,262,636	47,261,181
Number of votes | vote	1		1
Ordinary shares - Class B
Class of Stock [Line Items]
Common stock authorized (in shares)		83,417,110
Common stock issued (in shares)		83,417,110
Common stock outstanding (in shares)		83,417,110
Number of votes | vote	10	10	10
Affirmative Voting Rights, Percentage Of Common Stock, Outstanding		1
Preferred A Shares
Class of Stock [Line Items]
Preferred stock par value (in NIS per share) | ₪ / shares				₪ 0.01
Preferred stock authorized (in shares)				37,431,121
Preferred stock issued (in shares)				23,770,526
Preferred stock outstanding (in shares)				23,770,526
Preferred A-1 Shares
Class of Stock [Line Items]
Preferred stock par value (in NIS per share) | ₪ / shares				₪ 0.01
Preferred stock authorized (in shares)				7,746,902
Preferred stock issued (in shares)				7,746,902
Preferred stock outstanding (in shares)				7,746,902
Preferred B Shares
Class of Stock [Line Items]
Preferred stock par value (in NIS per share) | ₪ / shares				₪ 0.01
Preferred stock authorized (in shares)				71,499,221
Preferred stock issued (in shares)				54,440,294
Preferred stock outstanding (in shares)				54,440,294
Preferred B-1 Shares
Class of Stock [Line Items]
Preferred stock par value (in NIS per share) | ₪ / shares				₪ 0.01
Preferred stock authorized (in shares)				6,168,459
Preferred stock issued (in shares)				5,858,106
Preferred stock outstanding (in shares)				5,858,106
Preferred C Shares
Class of Stock [Line Items]
Preferred stock par value (in NIS per share) | ₪ / shares				₪ 0.01
Preferred stock authorized (in shares)				42,801,681
Preferred stock issued (in shares)				21,581,947
Preferred stock outstanding (in shares)				21,581,947
Preferred D Shares
Class of Stock [Line Items]
Preferred stock par value (in NIS per share) | ₪ / shares				₪ 0.01
Preferred stock authorized (in shares)				21,895,369
Preferred stock issued (in shares)				16,523,474
Preferred stock outstanding (in shares)				16,523,474
Preferred D-1 Shares
Class of Stock [Line Items]
Preferred stock par value (in NIS per share) | ₪ / shares				₪ 0.01
Preferred stock authorized (in shares)				1,068,067
Preferred stock issued (in shares)				878,191
Preferred stock outstanding (in shares)				878,191